SHARE CAPITAL AND RESERVES (Details 1)	9 Months Ended
	Dec. 31, 2023 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.11	$ 0.10	$ 0.09
Number of options outstanding	7,000,000	6,480,000	5,480,000
Weighted average remaining contractual life (years)	1 year 8 months 26 days
Number of options exercisable	5,376,000
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.05
Number of options outstanding	2,000,000
Weighted average remaining contractual life (years)	9 months 3 days
Number of options exercisable	2,000,000
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding	2,580,000
Weighted average remaining contractual life (years)	1 year 2 months 8 days
Number of options exercisable	1,720,000
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding	900,000
Weighted average remaining contractual life (years)	3 years 2 months 8 days
Number of options exercisable	500,000
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.11
Number of options outstanding	1,000,000
Weighted average remaining contractual life (years)	3 years 6 months 7 days
Number of options exercisable	1,000,000
Exercise Price 5
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.125
Number of options outstanding	520,000
Weighted average remaining contractual life (years)	2 years 3 months 10 days
Number of options exercisable	156,000